Subsequent events	12 Months Ended
Mar. 31, 2020
Disclosure Of Events After Reporting Period [Abstract]
Subsequent events
42.
Subsequent events

None. Please refer to Notes 19, 32, 39 and 40 of these consolidated financial statements for the details of subsequent events relating to proposed dividend, contingencies, Business Transfer Agreement with Wockhardt Limited and restructuring of pharmaceutical services business, respectively.